Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Other Non-Current Assets
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2012	2011

Government institutions	700	1,459
Deferred installation expenses	540	406
Deposits	650	351
	1,890	2,216